Statement of Additional Information Supplement	March 2, 2023

Putnam Sustainable Leaders ETF –

Statement of Additional Information dated December 30, 2022

Putnam Sustainable Future ETF –

Statement of Additional Information dated December 30, 2022

Putnam PanAgora ESG International Equity ETF –

Statement of Additional Information dated January 18, 2023

Putnam PanAgora ESG Emerging Markets Equity ETF –

Statement of Additional Information dated January 18, 2023

Putnam ESG Core Bond ETF –

Statement of Additional Information dated January 18, 2023

Putnam ESG High Yield ETF –

Statement of Additional Information dated January 18, 2023

Putnam ESG Ultra Short ETF –

Statement of Additional Information dated January 18, 2023

Effective immediately, for each of the above-named funds, the following language is added to the end of the section INVESTMENT RESTRICTIONS:

The following non-fundamental investment policy, which applies to the fund, may be changed by the Trustees without shareholder approval:

The fund will not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or (G) of the Investment Company Act of 1940, as amended.

Shareholders should retain this Supplement for future reference.